Fair Value Measurements Available for sale securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	$ 668,651,258	$ 535,793,465	$ 385,332,107	$ 668,651,258	$ 535,793,465	$ 385,332,107
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	535,793,465	385,332,107
Deconsolidation of VIE	0	0	55,000
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust				536,316,481	378,423,092
Available-for-sale Securities				47,366,656	70,601,045
Foreclosure of Available-for-Sale Securities			(4,080,734)
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities	22,896,089	7,214,136	2,764,286
Assets/Liabilities at Fair Value	668,651,258	535,793,465	385,332,107
Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				14,775,309	14,841,558	37,845,661
Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	520,951,907	520,951,907	347,486,446	653,875,949	520,951,907	347,486,446
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				653,875,949	520,951,907	347,486,446
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	520,951,907	347,486,446	212,530,276
Deconsolidation of VIE			8,795,630
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	(1,802,655)	(2,003,351)	(283,610)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	9,547,826	68,810,375	(26,372,085)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	188,572,000	142,794,827	151,542,000
Derivative at purchase price	562,088	1,382,900	793,001
Available-for-sale Securities				(41,580,919)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(22,374,298)	(7,054,492)	(930,817)
Assets/Liabilities at Fair Value	653,875,949	520,951,907	347,486,446
Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						19,581,166
Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						9,465,000
Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						(16,052,849)
Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		(30,464,798)	(11,581,266)
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	583,683,137	449,024,137	285,318,171	583,683,137	449,024,137	285,318,171
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	449,024,137	285,318,171
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value	583,683,137	449,024,137	285,318,171
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				0	0	0
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	449,024,137	449,024,137	285,318,171	583,683,137	449,024,137	285,318,171
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				583,683,137	449,024,137	285,318,171
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	449,024,137	285,318,171	145,237,376
Deconsolidation of VIE			8,795,630
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	9,370,264	52,272,236	(18,011,590)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	188,572,000	142,794,827	148,624,000
Derivative at purchase price	0	0	0
Available-for-sale Securities				(41,580,919)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(21,702,345)	(896,299)	(739,296)
Assets/Liabilities at Fair Value	583,683,137	449,024,137	285,318,171
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						19,581,166
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						9,465,000
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						(16,052,849)
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		(30,464,798)	(11,581,266)
Bond Purchase Commitment [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	5,634,360	5,780,413		5,634,360	5,780,413
Liabilities at fair value		(4,852,177)	(4,852,177)			(4,852,177)
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	5,780,413
Liabilities at fair value		(4,852,177)
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value	5,634,360	5,780,413
Liabilities at fair value			(4,852,177)
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				0	0	0
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	5,780,413	5,780,413	0	5,634,360	5,780,413
Liabilities at fair value		(4,852,177)	(4,852,177)			(4,852,177)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				5,634,360	5,780,413
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liabilities Value						(4,852,177)
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	5,780,413		0
Liabilities at fair value		(4,852,177)
Deconsolidation of VIE			0
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	(146,053)	10,632,590	(4,852,177)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	0
Derivative at purchase price	0	0	0
Available-for-sale Securities				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0	0
Assets/Liabilities at Fair Value	5,634,360	5,780,413
Liabilities at fair value			(4,852,177)
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						0
Bond Purchase Commitment [Member] | Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0	0
PHC Certificates [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	60,707,290	61,263,123	62,056,379	60,707,290	61,263,123	62,056,379
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	61,263,123	62,056,379
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value	60,707,290	61,263,123	62,056,379
PHC Certificates [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
PHC Certificates [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				0	0	0
PHC Certificates [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	61,263,123	61,263,123	62,056,379	60,707,290	61,263,123	62,056,379
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				60,707,290	61,263,123	62,056,379
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	61,263,123	62,056,379	65,389,298
Deconsolidation of VIE			0
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	462,297	5,219,937	(3,276,398)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	0
Derivative at purchase price	0	0	0
Available-for-sale Securities				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(1,018,130)	(6,013,193)	(56,521)
Assets/Liabilities at Fair Value	60,707,290	61,263,123	62,056,379
PHC Certificates [Member] | Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
PHC Certificates [Member] | Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
PHC Certificates [Member] | Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						0
PHC Certificates [Member] | Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0	0
MBS Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	14,775,309	14,841,558	37,845,661	14,775,309	14,841,558	37,845,661
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	14,841,558	37,845,661
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value	14,775,309	14,841,558	37,845,661
MBS Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
MBS Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				14,775,309	14,841,558	37,845,661
MBS Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				0	0	0
Taxable Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	4,824,060	4,616,565	4,075,953	4,824,060	4,616,565	4,075,953
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	4,616,565	4,075,953
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value	4,824,060	4,616,565	4,075,953
Taxable Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
Taxable Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				0	0	0
Taxable Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	4,616,565	4,616,565	4,075,953	4,824,060	4,616,565	4,075,953
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value				4,824,060	4,616,565	4,075,953
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	4,616,565	4,075,953	1,524,873
Deconsolidation of VIE			0
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	0	0	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	(138,682)	685,612	(231,920)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	2,918,000
Derivative at purchase price	0	0	0
Available-for-sale Securities				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	346,177	(145,000)	(135,000)
Assets/Liabilities at Fair Value	4,824,060	4,616,565	4,075,953
Taxable Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Taxable Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Taxable Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						0
Taxable Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		0	0
Interest rate derivatives [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	267,669	267,669	888,120		267,669	888,120
Liabilities at fair value	(972,898)			(972,898)
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	267,669	888,120
Total gains (losses) (realized/unrealized) [Abstract]
Assets/Liabilities at Fair Value		267,669	888,120
Liabilities at fair value	(972,898)
Interest rate derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Method Investment, Quoted Market Value				0	0	0
Interest rate derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Observable inputs (level 2)				0	0	0
Interest rate derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Assets at Fair Value	267,669	267,669	888,120		267,669	888,120
Liabilities at fair value	(972,898)			(972,898)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value					$ 267,669	888,120
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liabilities Value				(972,898)
Fair Value, Assets and Liabilities Measured on Recurring/Nonrecurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Assets/Liabilities at Fair Value	267,669	888,120	378,729
Deconsolidation of VIE			0
Total gains (losses) (realized/unrealized) [Abstract]
Gain (Loss) on Investments	(1,802,655)	(2,003,351)	(283,610)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	0	0
Derivative at purchase price	562,088	1,382,900	793,001
Available-for-sale Securities				$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	0	0
Assets/Liabilities at Fair Value		267,669	888,120
Liabilities at fair value	$ (972,898)
Interest rate derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Ohio Properties [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Interest rate derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Greens of Pine Glen [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities, Fair Value Disclosure Held in Trust						0
Interest rate derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Iona Lakes [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Available-for-sale Securities						$ 0
Interest rate derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Woodland Park [Member]
Total gains (losses) (realized/unrealized) [Abstract]
Foreclosure of Available-for-Sale Securities		$ 0	$ 0